FAIR VALUE ACCOUNTING - Quantitative Information (Details) oz in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) oz $ / oz $ / lb	Dec. 31, 2016 USD ($) oz $ / oz $ / lb	Dec. 31, 2015 USD ($)
Quantitative and Qualitative Information - Unobservable Inputs
Financial assets, fair value	$ 23	$ 31	$ 25
Financial liabilities, fair value	243	187	129
Holt Royalty obligation
Quantitative and Qualitative Information - Unobservable Inputs
Financial liabilities, fair value	243	187	129
Batu Hijau Contingent Consideration
Quantitative and Qualitative Information - Unobservable Inputs
Financial assets, fair value	23	13
Marketable debt securities | Asset-backed commercial paper
Quantitative and Qualitative Information - Unobservable Inputs
Financial assets, fair value	0	18	$ 18
Level 3 | Risk-Adjusted Indicative Price | Marketable debt securities | Asset-backed commercial paper
Quantitative and Qualitative Information - Unobservable Inputs
Financial assets, fair value		$ 18
Level 3 | Risk-Adjusted Indicative Price | Marketable debt securities | Asset-backed commercial paper | Weighted Average
Quantitative and Qualitative Information - Unobservable Inputs
Recoverability Rate		97.00%
Level 3 | Monte Carlo | Holt Royalty obligation
Quantitative and Qualitative Information - Unobservable Inputs
Financial liabilities, fair value	$ 243	$ 187
Level 3 | Monte Carlo | Holt Royalty obligation | Weighted Average
Quantitative and Qualitative Information - Unobservable Inputs
Discount Rate (as a percent)	3.32%	3.36%
Short-term gold price (in dollars per ounce) | $ / oz	1,275	1,221
Long-term gold price (in dollars per ounce) | $ / oz	1,300	1,300
Level 3 | Monte Carlo | Holt Royalty obligation | Minimum
Quantitative and Qualitative Information - Unobservable Inputs
Gold production scenarios (in 000's of ounces) | oz	402	332
Level 3 | Monte Carlo | Holt Royalty obligation | Maximum
Quantitative and Qualitative Information - Unobservable Inputs
Gold production scenarios (in 000's of ounces) | oz	1,779	1,570
Contingent Payment | Level 3 | Monte Carlo | Batu Hijau Contingent Consideration
Quantitative and Qualitative Information - Unobservable Inputs
Financial assets, fair value	$ 23
Contingent Payment | Level 3 | Monte Carlo | Batu Hijau Contingent Consideration | Weighted Average
Quantitative and Qualitative Information - Unobservable Inputs
Discount Rate (as a percent)	17.50%	17.10%
Short-term copper price (in dollars per pound) | $ / lb	3.09	2.39
Long-term copper price (in dollars per pound) | $ / lb	3.00	3.00
Contingent Payment | Level 3 | Monte Carlo | Marketable debt securities | Batu Hijau Contingent Consideration
Quantitative and Qualitative Information - Unobservable Inputs
Financial assets, fair value		$ 13